Per share amounts (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of Detailed Information about Net Loss Basic and Diluted

	Year ended December 31
	2024	2023
Net income (loss)	$(202.6)	$108.0

Disclosure of Detailed Information about Weighted Average Number of Shares Per Share

The weighted average number of shares used to calculate per share amounts was as follows:

	Year ended December 31
Average shares outstanding (millions)	2024	2023
Basic	76.0	80.9
Dilutive impact (1)	-	3.2
Diluted	76.0	84.1

(1)
Includes impact of stock options and RSUs.